FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05459
                                   ---------

                          TEMPLETON GLOBAL INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 5/31/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Global Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Global Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT c             VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS 91.6%
    ARGENTINA 3.2%
a,b Government of Argentina, FRN, 4.889%, 8/03/12 ............................                45,600,000            $   36,891,301
                                                                                                                    --------------
    AUSTRALIA 5.0%
    New South Wales Treasury Corp.,
      8.00%, 3/01/08 .........................................................                 6,200,000 AUD             4,825,392
      6.00%, 5/01/12 .........................................................                10,200,000 AUD             7,697,477
    Queensland Treasury Corp.,
      6.00%, 7/14/09 .........................................................                 4,100,000 AUD             3,103,790
      6.00%, 8/14/13 .........................................................                56,500,000 AUD            42,866,710
                                                                                                                    --------------
                                                                                                                        58,493,369
                                                                                                                    --------------
    AUSTRIA 1.3%
    Government of Austria,
      9.00%, 9/15/06 .........................................................               865,000,000 ISK            11,910,538
      5.50%, 10/20/07 ........................................................                 2,360,000 EUR             3,111,261
                                                                                                                    --------------
                                                                                                                        15,021,799
                                                                                                                    --------------
    BELGIUM 0.2%
    Government of Belgium, 8.50%, 10/01/07 ...................................                 1,993,000 EUR             2,722,867
                                                                                                                    --------------
    CANADA 6.8%
    Government of Canada, 7.25%, 6/01/07 .....................................                27,600,000 CAD            25,793,341
    Province of Alberta, 5.00%, 12/16/08 .....................................                28,530,000 CAD            26,308,236
    Province of British Columbia,
      5.25%, 12/01/06 ........................................................                 7,815,000 CAD             7,130,886
      6.00%, 6/09/08 .........................................................                 7,000,000 CAD             6,560,926
    Province of Ontario,
      7.75%, 7/24/06 .........................................................                 8,610,000 CAD             7,858,404
      3.50%, 9/08/06 .........................................................                 6,780,000 CAD             6,145,045
                                                                                                                    --------------
                                                                                                                        79,796,838
                                                                                                                    --------------
    FINLAND 0.2%
    Government of Finland, 5.00%, 7/04/07 ....................................                 2,090,000 EUR             2,728,998
                                                                                                                    --------------
    FRANCE 0.2%
    Government of France, 4.25%, 4/25/19 .....................................                 2,250,000 EUR             2,927,656
                                                                                                                    --------------
    GERMANY 2.0%
    Government of Germany, 2.75%, 6/23/06 ....................................                   295,000 EUR               377,913
    KfW Bankengruppe,
      8.25%, 9/20/07 .........................................................               609,000,000 ISK             8,157,878
      senior note, 6.375%, 2/17/15 ...........................................                22,950,000 NZD            14,433,564
                                                                                                                    --------------
                                                                                                                        22,969,355
                                                                                                                    --------------
    ICELAND 0.6%
    Inter-American Development Bank, 9.00%, 1/04/07 ..........................               560,000,000 ISK             7,583,374
                                                                                                                    --------------
    INDONESIA 7.4%
    Government of Indonesia,
      11.00%, 10/15/14 .......................................................            55,000,000,000 IDR             5,541,597
      9.50%, 6/15/15 .........................................................            33,050,000,000 IDR             3,035,385
      10.75%, 5/15/16 ........................................................            82,245,000,000 IDR             8,097,867
      11.50%, 9/15/19 ........................................................            23,000,000,000 IDR             2,395,057
      11.00%, 11/15/20 .......................................................           359,100,000,000 IDR            35,172,804


                                          Quarterly Statement of Investments | 3

Templeton Global Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT c             VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    INDONESIA (CONTINUED)
    Indonesia Recapital Bonds,
      13.15%, 3/15/10 ........................................................            21,330,000,000 IDR        $    2,388,245
      15.425%, 9/15/10 .......................................................             4,800,000,000 IDR               575,689
      13.15%, 1/15/12 ........................................................            33,200,000,000 IDR             3,732,918
      14.25%, 6/15/13 ........................................................            84,050,000,000 IDR             9,944,325
      14.275%, 12/15/13 ......................................................           126,836,000,000 IDR            15,006,525
                                                                                                                    --------------
                                                                                                                        85,890,412
                                                                                                                    --------------
    IRISH REPUBLIC 0.4%
    Government of Ireland, 4.25%, 10/18/07 ...................................                 3,400,000 EUR             4,412,060
                                                                                                                    --------------
    JAPAN 1.7%
    European Investment Bank,
      3.00%, 9/20/06 .........................................................             1,280,000,000 JPY            11,470,255
      2.125%, 9/20/07 ........................................................               950,000,000 JPY             8,643,038
                                                                                                                    --------------
                                                                                                                        20,113,293
                                                                                                                    --------------
    MALAYSIA 2.3%
    Government of Malaysia,
      6.90%, 3/15/07 .........................................................                 3,000,000 MYR               846,028
      8.60%, 12/01/07 ........................................................                 6,885,000 MYR             2,017,559
      3.135%, 12/17/07 .......................................................                 2,925,000 MYR               794,017
      4.305%, 2/27/09 ........................................................                75,200,000 MYR            20,674,305
      4.032%, 9/15/09 ........................................................                 7,715,000 MYR             2,103,080
                                                                                                                    --------------
                                                                                                                        26,434,989
                                                                                                                    --------------
    NETHERLANDS 0.1%
    Government of the Netherlands, 5.75%, 2/15/07 ............................                   800,000 EUR             1,043,437
                                                                                                                    --------------
    NEW ZEALAND 1.3%
    Government of New Zealand, 6.00%, 11/15/11 ...............................                18,273,000 NZD            11,672,715
    Inter-American Development Bank, 6.00%, 12/15/17 .........................                 6,000,000 NZD             3,668,759
                                                                                                                    --------------
                                                                                                                        15,341,474
                                                                                                                    --------------
    NORWAY 4.8%
    Government of Norway, 6.75%, 1/15/07 .....................................               332,407,000 NOK            55,827,878
                                                                                                                    --------------
    PERU 5.0%
    Government of Peru,
      9.91%, 5/05/15 .........................................................                 6,500,000 PEN             2,251,969
      7.84%, 8/12/20 .........................................................                47,200,000 PEN            14,148,144
      7.35%, 7/21/25 .........................................................                16,300,000                15,892,500
      8.75%, 11/21/33 ........................................................                 5,630,000                 6,263,375
      Series 7, 8.60%, 8/12/17 ...............................................                61,545,000 PEN            19,854,294
                                                                                                                    --------------
                                                                                                                        58,410,282
                                                                                                                    --------------
    PHILIPPINES 2.0%
    Government of the Philippines,
      9.00%, 2/15/13 .........................................................                 5,500,000                 6,050,000
    d Reg S, 9.125%, 2/22/10 .................................................                12,170,000 EUR            17,723,555
                                                                                                                    --------------
                                                                                                                        23,773,555
                                                                                                                    --------------


4 | Quarterly Statement of Investments

Templeton Global Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT c            VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    POLAND 8.1%
    Government of Poland,
      8.50%, 11/12/06 ........................................................               100,860,000 PLN        $   33,492,018
      8.50%, 5/12/07 .........................................................                68,700,000 PLN            23,229,027
      6.00%, 5/24/09 .........................................................                65,250,000 PLN            22,017,496
      6.25%, 10/24/15 ........................................................                12,550,000 PLN             4,361,365
      5.75%, 9/23/22 .........................................................                34,200,000 PLN            11,517,950
                                                                                                                    --------------
                                                                                                                        94,617,856
                                                                                                                    --------------
    SINGAPORE 3.6%
    Government of Singapore,
      1.75%, 2/01/07 .........................................................                 9,850,000 SGD             6,200,223
      4.00%, 3/01/07 .........................................................                55,475,000 SGD            35,472,806
                                                                                                                    --------------
                                                                                                                        41,673,029
                                                                                                                    --------------
    SLOVAK REPUBLIC 4.8%
    Government of Slovakia,
      4.80%, 4/14/09 .........................................................               298,100,000 SKK            10,196,028
      7.50%, 3/13/12 .........................................................                84,000,000 SKK             3,281,655
      4.90%, 2/11/14 .........................................................                53,300,000 SKK             1,848,368
      5.30%, 5/12/19 .........................................................                50,200,000 SKK             1,814,642
    e Strip, 1/14/07 .........................................................             1,189,000,000 SKK            39,323,929
                                                                                                                    --------------
                                                                                                                        56,464,622
                                                                                                                    --------------
    SOUTH AFRICA 0.2%
    Government of South Africa, 5.25%, 5/16/13 ...............................                 2,000,000 EUR             2,659,271
                                                                                                                    --------------
    SOUTH KOREA 15.9%
    Government of Korea,
      6.90%, 1/16/07 .........................................................            41,010,000,000 KRW            44,008,323
      4.75%, 3/03/07 .........................................................             7,900,000,000 KRW             8,367,768
      6.15%, 7/10/07 .........................................................            10,000,000,000 KRW            10,752,162
      3.75%, 9/10/07 .........................................................            28,100,000,000 KRW            29,392,504
      5.77%, 10/09/07 ........................................................            39,640,000,000 KRW            42,530,822
      4.75%, 3/12/08 .........................................................             8,075,000,000 KRW             8,545,138
      4.50%, 9/09/08 .........................................................            12,000,000,000 KRW            12,629,070
      4.25%, 9/10/08 .........................................................            27,900,000,000 KRW            29,205,168
                                                                                                                    --------------
                                                                                                                       185,430,955
                                                                                                                    --------------
    SWEDEN 8.7%
    Government of Sweden,
      8.00%, 8/15/07 .........................................................               554,665,000 SEK            81,436,320
      6.50%, 5/05/08 .........................................................               100,400,000 SEK            14,776,924
    e Strip, 9/20/06 .........................................................                39,400,000 SEK             5,410,220
                                                                                                                    --------------
                                                                                                                       101,623,464
                                                                                                                    --------------


                                          Quarterly Statement of Investments | 5

Templeton Global Income Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT c             VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    THAILAND 5.8%
    Bank of Thailand Bond, 3.25%, 5/19/07 ....................................               407,690,000 THB        $   10,500,132
    Government of Thailand,
      8.00%, 12/08/06 ........................................................             1,453,680,000 THB            38,715,385
      5.60%, 7/07/07 .........................................................               499,730,000 THB            13,169,285
      4.125%, 2/12/08 ........................................................               178,700,000 THB             4,599,096
      8.50%, 12/08/08 ........................................................                31,000,000 THB               875,632
                                                                                                                    --------------
                                                                                                                        67,859,530
                                                                                                                    --------------
    TOTAL BONDS (COST $990,038,563) ..........................................                                       1,070,711,664
                                                                                                                    --------------

                                                                                        ----------------
                                                                                        SHARES/PRINCIPAL
                                                                                             AMOUNT c
                                                                                        ----------------
    SHORT TERM INVESTMENTS 6.0%
    GOVERNMENT AND AGENCY SECURITIES 6.0%
    CANADA 1.0%
  e Canada Treasury Bill, 11/30/06 ...........................................                13,700,000 CAD            12,175,127
    EGYPT 1.5%
  e Egypt Treasury Bills, 6/20/06 - 1/16/07 ..................................                98,350,000 EGP            16,643,479
    THAILAND 0.5%
  e Thailand Treasury Bills, 4/05/07 - 5/03/07 ...............................               235,640,000 THB             5,912,539
    UNITED STATES 3.0%
  e Federal National Mortgage Association, 2.125%, 10/09/07 ..................             3,900,000,000 JPY            35,371,398
                                                                                                                    --------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $34,272,735) ................                                          70,102,543
                                                                                                                    --------------
    MONEY MARKET FUND (COST $2,411) 0.0% f
    UNITED STATES 0.0% f
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.71% .....                     2,411                     2,411
                                                                                                                    --------------
    TOTAL SHORT TERM INVESTMENTS (COST $70,307,765) ..........................                                          70,104,954
                                                                                                                    --------------
    TOTAL INVESTMENTS (COST $1,060,346,328) 97.6% ............................                                       1,140,816,618
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.3% ...................                                           3,649,387
    OTHER ASSETS, LESS LIABILITIES 2.1% ......................................                                          23,981,602
                                                                                                                    --------------
    NET ASSETS 100.0% ........................................................                                      $1,168,447,607
                                                                                                                    ==============


6 | Quarterly Statement of Investments

Templeton Global Income Fund

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ISK - Iceland Krona
JPY - Japanese Yen
KRW - Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peru Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Note

a     The coupon rate shown represents the rate at period end.

b The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2006, the value of this security was $17,723,555, representing 1.52% of net assets.

e     The security is traded on a discount basis with no stated coupon rate.

f     Rounds to less than 0.1% of net assets.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................        $ 1,080,237,459
                                                                ================

Unrealized appreciation ................................        $    72,902,178
Unrealized depreciation ................................            (12,323,019)
                                                                ================
Net unrealized appreciation (depreciation) .............        $    60,579,159
                                                                ================

2. FORWARD EXCHANGE CONTRACTS

At May 31, 2006, the Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------
                                                     CONTRACT        SETTLEMENT      UNREALIZED
CONTRACTS TO BUY                                     AMOUNT a           DATE        GAIN (LOSS)
-----------------------------------------------------------------------------------------------
     225,000,000 Indonesia Rupiah .............    7,303,772 NZD       6/21/06      $   221,617
   1,350,000,000 Japanese Yen .................   11,690,741          10/16/06          537,037
       4,200,000 Canadian Dollar ..............    5,472,313 NZD      10/24/06          382,192
   3,600,000,000 Korean Won ...................    5,534,290 NZD      10/24/06          340,421
     145,000,000 Thailand Baht ................    5,557,046 NZD      10/24/06          295,644
   2,800,000,000 Korean Won ..................     4,232,676 NZD      10/26/06          310,490
     130,000,000 Indonesia Rupiah .............    4,291,845 NZD      10/26/06           96,812
     155,000,000 Indonesia Rupiah .............    5,193,848 NZD      10/27/06           67,240
     117,100,000 Thailand Baht ................    4,118,599 NZD      11/30/06          476,043
     117,100,000 Thailand Baht ................    4,104,092 NZD      12/06/06          485,823
   2,950,000,000 Korean Won ...................    4,130,154 NZD      12/06/06          544,649
   1,937,371,200 Japanese Yen .................   17,700,000           2/09/07          116,071
       7,434,000 Brazilian Real ...............    2,950,000           2/28/07           50,101
     543,250,000 Japanese Yen .................    5,000,000           3/05/07           11,190
                                                                                    -----------
UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS ..................................    $ 3,935,331
                                                                                    ===========


8 | Quarterly Statement of Investments

Templeton Global Income Fund

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                                                                  CONTRACT         SETTLEMENT       UNREALIZED
CONTRACTS TO BUY                                                  AMOUNT a            DATE          GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
       7,000,000 Brazilian Real .............................     2,941,794          1/04/07        $  (79,589)
   1,280,000,000 Japanese Yen ...............................    11,949,216          2/13/07          (172,297)
     228,082,050 Japanese Yen ...............................     2,135,000          2/22/07           (34,058)
                                                                                                    -----------
   UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS ................................................     (285,944)
                                                                                                    -----------
         NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS ......................................   $3,649,387
                                                                                                    ===========

a     In US Dollar unless otherwise indicated.

CURRENCY ABBREVIATION

NZD - New Zealand Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date July 27, 2006